Note Payable - Wildman (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Note Payable [Abstract]
Inventory purchased	$ 162,358	$ 162,358
Note totaled	$ 162,358	$ 162,358
Anticipates term	12 months